Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (unaudited) (Parenthetical) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Aug. 31, 2020
Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (unaudited)
Issuance costs	$ 68	$ 600	$ 4,596